Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Estimated useful lives of investment properties	15 years
Top of range [member]
Disclosure of detailed information about investment property [line items]
Estimated useful lives of investment properties	35 years
Overseas [member]
Disclosure of detailed information about investment property [line items]
Description of estimated useful lives of investment properties	not longer than 50 years